Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2025
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
20.ACCUMULATED OTHER COMPREHENSIVE LOSS

As at	March 31, 2025	March 31, 2024
Loss on investments designated as FVTOCI	$24,416	$24,421
Share of loss in associate	2,233	1,449
Loss on currency translation adjustment	36,002	34,175
	$62,651	$60,045
The change in fair value on equity investments designated as FVTOCI, share of other comprehensive loss in associates, and currency translation adjustment are net of tax of $nil for all periods presented.